UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2009

1.803294.105

AMI-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 19.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	492,513	$ 38,376,582
Fidelity Consumer Staples Central Fund (b)	399,263	40,361,539
Fidelity Energy Central Fund (b)	527,051	43,175,999
Fidelity Financials Central Fund (b)	1,109,231	53,842,053
Fidelity Health Care Central Fund (b)	579,151	51,776,097
Fidelity Industrials Central Fund (b)	531,911	44,068,797
Fidelity Information Technology Central Fund (b)	721,950	72,649,828
Fidelity International Equity Central Fund (b)	362,440	19,952,332
Fidelity Materials Central Fund (b)	163,977	16,340,278
Fidelity Telecom Services Central Fund (b)	156,422	14,389,265
Fidelity Utilities Central Fund (b)	181,363	14,735,774
TOTAL EQUITY CENTRAL FUNDS (Cost $509,891,318)		409,668,544
Fixed-Income Central Funds - 56.9%

High Yield Fixed-Income Funds - 5.2%
Fidelity Floating Rate Central Fund (b)	294,362	24,755,866
Fidelity High Income Central Fund 1 (b)	1,009,461	81,877,391
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,633,257
Investment Grade Fixed-Income Funds - 51.7%
Fidelity Tactical Income Central Fund (b)	11,824,547	1,064,091,013
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,256,811,597)		1,170,724,270
Money Market Central Funds - 23.7%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	47,243,226	$ 47,243,226
Fidelity Money Market Central Fund, 0.90% (a)	440,550,134	440,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $487,793,360)		487,793,360
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,254,496,275)	2,068,186,174
NET OTHER ASSETS - (0.5)%	(9,898,410)
NET ASSETS - 100%	$ 2,058,287,764
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,152,890
Fidelity Consumer Discretionary Central Fund	494,778
Fidelity Consumer Staples Central Fund	877,903
Fidelity Energy Central Fund	379,998
Fidelity Financials Central Fund	1,328,798
Fidelity Floating Rate Central Fund	2,194,417
Fidelity Health Care Central Fund	590,516
Fidelity High Income Central Fund 1	4,690,211
Fidelity Industrials Central Fund	745,556
Fidelity Information Technology Central Fund	421,611
Fidelity International Equity Central Fund	216,234
Fidelity Materials Central Fund	227,940
Fidelity Money Market Central Fund	4,362,165
Fidelity Tactical Income Central Fund	40,010,498
Fidelity Telecom Services Central Fund	173,543
Fidelity Utilities Central Fund	427,277
Total	$ 58,294,335
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 7,609,278	$ 5,269,794	$ 38,376,582	8.6%
Fidelity Consumer Staples Central Fund	43,280,780	8,238,248	5,608,455	40,361,539	8.6%
Fidelity Energy Central Fund	45,971,670	15,670,155	6,227,255	43,175,999	9.0%
Fidelity Financials Central Fund	67,032,602	13,799,105	7,495,587	53,842,053	8.7%
Fidelity Floating Rate Central Fund	67,675,508	2,558,663	39,948,091	24,755,866	0.9%
Fidelity Health Care Central Fund	54,027,771	10,534,680	6,991,855	51,776,097	8.7%
Fidelity High Income Central Fund 1	42,245,646	38,287,504	206,999	81,877,391	18.1%
Fidelity Industrials Central Fund	50,521,309	10,818,616	5,892,351	44,068,797	8.7%
Fidelity Information Technology Central Fund	62,956,141	15,324,855	9,615,584	72,649,828	8.6%
Fidelity International Equity Central Fund	-	19,250,341	-	19,952,332	3.7%
Fidelity Materials Central Fund	15,341,018	3,985,785	2,017,692	16,340,278	8.7%
Fidelity Tactical Income Central Fund	1,082,230,662	114,724,336	133,264,738	1,064,091,013	27.3%
Fidelity Telecom Services Central Fund	12,667,166	2,665,869	1,733,186	14,389,265	8.7%
Fidelity Utilities Central Fund	15,447,872	3,476,355	2,056,120	14,735,774	8.9%
Total	$ 1,602,297,444	$ 266,943,790	$ 226,327,707	$ 1,580,392,814
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,254,496,275. Net unrealized depreciation aggregated $186,310,101, of which $9,875,365 related to appreciated investment securities and $196,185,466 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.102

AAM20-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 19.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	492,513	$ 38,376,582
Fidelity Consumer Staples Central Fund (b)	399,263	40,361,539
Fidelity Energy Central Fund (b)	527,051	43,175,999
Fidelity Financials Central Fund (b)	1,109,231	53,842,053
Fidelity Health Care Central Fund (b)	579,151	51,776,097
Fidelity Industrials Central Fund (b)	531,911	44,068,797
Fidelity Information Technology Central Fund (b)	721,950	72,649,828
Fidelity International Equity Central Fund (b)	362,440	19,952,332
Fidelity Materials Central Fund (b)	163,977	16,340,278
Fidelity Telecom Services Central Fund (b)	156,422	14,389,265
Fidelity Utilities Central Fund (b)	181,363	14,735,774
TOTAL EQUITY CENTRAL FUNDS (Cost $509,891,318)		409,668,544
Fixed-Income Central Funds - 56.9%

High Yield Fixed-Income Funds - 5.2%
Fidelity Floating Rate Central Fund (b)	294,362	24,755,866
Fidelity High Income Central Fund 1 (b)	1,009,461	81,877,391
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,633,257
Investment Grade Fixed-Income Funds - 51.7%
Fidelity Tactical Income Central Fund (b)	11,824,547	1,064,091,013
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,256,811,597)		1,170,724,270
Money Market Central Funds - 23.7%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	47,243,226	$ 47,243,226
Fidelity Money Market Central Fund, 0.90% (a)	440,550,134	440,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $487,793,360)		487,793,360
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,254,496,275)	2,068,186,174
NET OTHER ASSETS - (0.5)%	(9,898,410)
NET ASSETS - 100%	$ 2,058,287,764
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,152,890
Fidelity Consumer Discretionary Central Fund	494,778
Fidelity Consumer Staples Central Fund	877,903
Fidelity Energy Central Fund	379,998
Fidelity Financials Central Fund	1,328,798
Fidelity Floating Rate Central Fund	2,194,417
Fidelity Health Care Central Fund	590,516
Fidelity High Income Central Fund 1	4,690,211
Fidelity Industrials Central Fund	745,556
Fidelity Information Technology Central Fund	421,611
Fidelity International Equity Central Fund	216,234
Fidelity Materials Central Fund	227,940
Fidelity Money Market Central Fund	4,362,165
Fidelity Tactical Income Central Fund	40,010,498
Fidelity Telecom Services Central Fund	173,543
Fidelity Utilities Central Fund	427,277
Total	$ 58,294,335
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 7,609,278	$ 5,269,794	$ 38,376,582	8.6%
Fidelity Consumer Staples Central Fund	43,280,780	8,238,248	5,608,455	40,361,539	8.6%
Fidelity Energy Central Fund	45,971,670	15,670,155	6,227,255	43,175,999	9.0%
Fidelity Financials Central Fund	67,032,602	13,799,105	7,495,587	53,842,053	8.7%
Fidelity Floating Rate Central Fund	67,675,508	2,558,663	39,948,091	24,755,866	0.9%
Fidelity Health Care Central Fund	54,027,771	10,534,680	6,991,855	51,776,097	8.7%
Fidelity High Income Central Fund 1	42,245,646	38,287,504	206,999	81,877,391	18.1%
Fidelity Industrials Central Fund	50,521,309	10,818,616	5,892,351	44,068,797	8.7%
Fidelity Information Technology Central Fund	62,956,141	15,324,855	9,615,584	72,649,828	8.6%
Fidelity International Equity Central Fund	-	19,250,341	-	19,952,332	3.7%
Fidelity Materials Central Fund	15,341,018	3,985,785	2,017,692	16,340,278	8.7%
Fidelity Tactical Income Central Fund	1,082,230,662	114,724,336	133,264,738	1,064,091,013	27.3%
Fidelity Telecom Services Central Fund	12,667,166	2,665,869	1,733,186	14,389,265	8.7%
Fidelity Utilities Central Fund	15,447,872	3,476,355	2,056,120	14,735,774	8.9%
Total	$ 1,602,297,444	$ 266,943,790	$ 226,327,707	$ 1,580,392,814
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,254,496,275. Net unrealized depreciation aggregated $186,310,101, of which $9,875,365 related to appreciated investment securities and $196,185,466 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2009

1.849901.101

TAN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,842	$ 1,390,214
Fidelity Consumer Staples Central Fund (b)	14,532	1,468,993
Fidelity Energy Central Fund (b)	20,728	1,698,002
Fidelity Financials Central Fund (b)	42,408	2,058,494
Fidelity Health Care Central Fund (b)	21,662	1,936,545
Fidelity Industrials Central Fund (b)	18,256	1,512,503
Fidelity Information Technology Central Fund (b)	26,097	2,626,133
Fidelity International Equity Central Fund (b)	8,825	485,841
Fidelity Materials Central Fund (b)	5,326	530,781
Fidelity Telecom Services Central Fund (b)	4,780	439,750
Fidelity Utilities Central Fund (b)	7,175	582,973
TOTAL EQUITY CENTRAL FUNDS (Cost $17,351,718)		14,730,229
Fixed-Income Central Funds - 55.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	6,916	581,631
Fidelity High Income Central Fund 1 (b)	22,633	1,835,791
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,417,422
Investment Grade Fixed-Income Funds - 51.0%
Fidelity Tactical Income Central Fund (b)	277,191	24,944,413
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $27,940,392)		27,361,835
Money Market Central Funds - 13.9%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	1,883,515	$ 1,883,515
Fidelity Money Market Central Fund, 0.90% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $6,783,515)		6,783,515
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $52,075,625)	48,875,579
NET OTHER ASSETS - 0.1%	31,513
NET ASSETS - 100%	$ 48,907,092
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,230
Fidelity Consumer Discretionary Central Fund	12,875
Fidelity Consumer Staples Central Fund	23,979
Fidelity Energy Central Fund	10,819
Fidelity Financials Central Fund	35,552
Fidelity Floating Rate Central Fund	35,995
Fidelity Health Care Central Fund	15,514
Fidelity High Income Central Fund 1	81,548
Fidelity Industrials Central Fund	18,992
Fidelity Information Technology Central Fund	11,178
Fidelity International Equity Central Fund	5,302
Fidelity Materials Central Fund	5,721
Fidelity Money Market Central Fund	10,704
Fidelity Tactical Income Central Fund	657,981
Fidelity Telecom Services Central Fund	4,117
Fidelity Utilities Central Fund	11,688
Total	$ 974,195
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 620,216	$ 104,201	$ 1,390,214	0.3%
Fidelity Consumer Staples Central Fund	973,588	701,204	125,045	1,468,993	0.3%
Fidelity Energy Central Fund	1,034,093	1,030,988	140,256	1,698,002	0.4%
Fidelity Financials Central Fund	1,507,852	1,020,878	154,457	2,058,494	0.3%
Fidelity Floating Rate Central Fund	1,013,697	257,056	643,329	581,631	0.0%
Fidelity Health Care Central Fund	1,215,308	929,721	151,841	1,936,545	0.3%
Fidelity High Income Central Fund 1	637,595	1,278,764	134,779	1,835,791	0.4%
Fidelity Industrials Central Fund	1,136,447	719,515	161,800	1,512,503	0.3%
Fidelity Information Technology Central Fund	1,416,220	1,146,174	225,805	2,626,133	0.3%
Fidelity International Equity Central Fund	-	467,324	-	485,841	0.1%
Fidelity Materials Central Fund	345,142	281,180	108,398	530,781	0.3%
Fidelity Tactical Income Central Fund	13,876,261	12,460,174	1,796,673	24,944,413	0.6%
Fidelity Telecom Services Central Fund	285,000	175,440	67,672	439,750	0.3%
Fidelity Utilities Central Fund	347,516	313,498	41,200	582,973	0.4%
Total	$ 24,753,791	$ 21,402,132	$ 3,855,456	$ 42,092,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $52,075,625. Net unrealized depreciation aggregated $3,200,046, of which $1,050,549 related to appreciated investment securities and $4,250,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849940.101

ATAN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,842	$ 1,390,214
Fidelity Consumer Staples Central Fund (b)	14,532	1,468,993
Fidelity Energy Central Fund (b)	20,728	1,698,002
Fidelity Financials Central Fund (b)	42,408	2,058,494
Fidelity Health Care Central Fund (b)	21,662	1,936,545
Fidelity Industrials Central Fund (b)	18,256	1,512,503
Fidelity Information Technology Central Fund (b)	26,097	2,626,133
Fidelity International Equity Central Fund (b)	8,825	485,841
Fidelity Materials Central Fund (b)	5,326	530,781
Fidelity Telecom Services Central Fund (b)	4,780	439,750
Fidelity Utilities Central Fund (b)	7,175	582,973
TOTAL EQUITY CENTRAL FUNDS (Cost $17,351,718)		14,730,229
Fixed-Income Central Funds - 55.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	6,916	581,631
Fidelity High Income Central Fund 1 (b)	22,633	1,835,791
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,417,422
Investment Grade Fixed-Income Funds - 51.0%
Fidelity Tactical Income Central Fund (b)	277,191	24,944,413
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $27,940,392)		27,361,835
Money Market Central Funds - 13.9%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	1,883,515	$ 1,883,515
Fidelity Money Market Central Fund, 0.90% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $6,783,515)		6,783,515
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $52,075,625)	48,875,579
NET OTHER ASSETS - 0.1%	31,513
NET ASSETS - 100%	$ 48,907,092
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,230
Fidelity Consumer Discretionary Central Fund	12,875
Fidelity Consumer Staples Central Fund	23,979
Fidelity Energy Central Fund	10,819
Fidelity Financials Central Fund	35,552
Fidelity Floating Rate Central Fund	35,995
Fidelity Health Care Central Fund	15,514
Fidelity High Income Central Fund 1	81,548
Fidelity Industrials Central Fund	18,992
Fidelity Information Technology Central Fund	11,178
Fidelity International Equity Central Fund	5,302
Fidelity Materials Central Fund	5,721
Fidelity Money Market Central Fund	10,704
Fidelity Tactical Income Central Fund	657,981
Fidelity Telecom Services Central Fund	4,117
Fidelity Utilities Central Fund	11,688
Total	$ 974,195
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 620,216	$ 104,201	$ 1,390,214	0.3%
Fidelity Consumer Staples Central Fund	973,588	701,204	125,045	1,468,993	0.3%
Fidelity Energy Central Fund	1,034,093	1,030,988	140,256	1,698,002	0.4%
Fidelity Financials Central Fund	1,507,852	1,020,878	154,457	2,058,494	0.3%
Fidelity Floating Rate Central Fund	1,013,697	257,056	643,329	581,631	0.0%
Fidelity Health Care Central Fund	1,215,308	929,721	151,841	1,936,545	0.3%
Fidelity High Income Central Fund 1	637,595	1,278,764	134,779	1,835,791	0.4%
Fidelity Industrials Central Fund	1,136,447	719,515	161,800	1,512,503	0.3%
Fidelity Information Technology Central Fund	1,416,220	1,146,174	225,805	2,626,133	0.3%
Fidelity International Equity Central Fund	-	467,324	-	485,841	0.1%
Fidelity Materials Central Fund	345,142	281,180	108,398	530,781	0.3%
Fidelity Tactical Income Central Fund	13,876,261	12,460,174	1,796,673	24,944,413	0.6%
Fidelity Telecom Services Central Fund	285,000	175,440	67,672	439,750	0.3%
Fidelity Utilities Central Fund	347,516	313,498	41,200	582,973	0.4%
Total	$ 24,753,791	$ 21,402,132	$ 3,855,456	$ 42,092,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $52,075,625. Net unrealized depreciation aggregated $3,200,046, of which $1,050,549 related to appreciated investment securities and $4,250,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2009

1.849911.101

FAN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	13,643	$ 1,063,041
Fidelity Consumer Staples Central Fund (b)	11,029	1,114,890
Fidelity Emerging Markets Equity Central Fund (b)	2,262	319,200
Fidelity Energy Central Fund (b)	15,940	1,305,843
Fidelity Financials Central Fund (b)	32,693	1,586,895
Fidelity Health Care Central Fund (b)	16,676	1,490,811
Fidelity Industrials Central Fund (b)	14,089	1,167,288
Fidelity Information Technology Central Fund (b)	20,088	2,021,425
Fidelity International Equity Central Fund (b)	22,450	1,235,847
Fidelity Materials Central Fund (b)	4,117	410,295
Fidelity Telecom Services Central Fund (b)	3,717	341,957
Fidelity Utilities Central Fund (b)	5,325	432,639
TOTAL EQUITY CENTRAL FUNDS (Cost $15,091,376)		12,490,131
Fixed-Income Central Funds - 51.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	4,368	367,373
Fidelity High Income Central Fund 1 (b)	14,542	1,179,497
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,546,870
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Tactical Income Central Fund (b)	158,948	14,303,716
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $16,107,426)		15,850,586
Money Market Central Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	848,750	$ 848,750
Fidelity Money Market Central Fund, 0.90% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $2,748,750)		2,748,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $33,947,552)	31,089,467
NET OTHER ASSETS - 0.0%	(13,352)
NET ASSETS - 100%	$ 31,076,115
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,466
Fidelity Consumer Discretionary Central Fund	10,440
Fidelity Consumer Staples Central Fund	19,415
Fidelity Emerging Markets Equity Central Fund	3,783
Fidelity Energy Central Fund	8,685
Fidelity Financials Central Fund	27,912
Fidelity Floating Rate Central Fund	20,468
Fidelity Health Care Central Fund	13,100
Fidelity High Income Central Fund 1	57,423
Fidelity Industrials Central Fund	15,706
Fidelity Information Technology Central Fund	9,199
Fidelity International Equity Central Fund	22,592
Fidelity Materials Central Fund	4,875
Fidelity Money Market Central Fund	4,156
Fidelity Tactical Income Central Fund	400,310
Fidelity Telecom Services Central Fund	3,391
Fidelity Utilities Central Fund	9,410
Total	$ 650,331
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 743,809	$ 293,302	$ 1,063,041	0.2%
Fidelity Consumer Staples Central Fund	693,355	812,592	314,264	1,114,890	0.2%
Fidelity Emerging Markets Equity Central Fund	-	317,465	105,503	319,200	0.2%
Fidelity Energy Central Fund	736,460	1,066,689	340,695	1,305,843	0.3%
Fidelity Financials Central Fund	1,073,867	1,189,866	383,009	1,586,895	0.3%
Fidelity Floating Rate Central Fund	504,178	253,661	387,259	367,373	0.0%
Fidelity Health Care Central Fund	865,513	1,067,904	395,934	1,490,811	0.2%
Fidelity High Income Central Fund 1	316,276	983,667	175,217	1,179,497	0.3%
Fidelity Industrials Central Fund	809,331	833,305	322,125	1,167,288	0.2%
Fidelity Information Technology Central Fund	1,008,502	1,294,591	541,810	2,021,425	0.2%
Fidelity International Equity Central Fund	745,109	594,793	12,221	1,235,847	0.2%
Fidelity Materials Central Fund	245,701	277,053	127,640	410,295	0.2%
Fidelity Tactical Income Central Fund	7,380,508	8,768,124	2,159,394	14,303,716	0.4%
Fidelity Telecom Services Central Fund	202,857	231,666	138,142	341,957	0.2%
Fidelity Utilities Central Fund	247,387	337,826	117,794	432,639	0.3%
Total	$ 15,516,260	$ 18,773,011	$ 5,814,309	$ 28,340,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $33,947,552. Net unrealized depreciation aggregated $2,858,085, of which $800,011 related to appreciated investment securities and $3,658,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.101

AFAN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	13,643	$ 1,063,041
Fidelity Consumer Staples Central Fund (b)	11,029	1,114,890
Fidelity Emerging Markets Equity Central Fund (b)	2,262	319,200
Fidelity Energy Central Fund (b)	15,940	1,305,843
Fidelity Financials Central Fund (b)	32,693	1,586,895
Fidelity Health Care Central Fund (b)	16,676	1,490,811
Fidelity Industrials Central Fund (b)	14,089	1,167,288
Fidelity Information Technology Central Fund (b)	20,088	2,021,425
Fidelity International Equity Central Fund (b)	22,450	1,235,847
Fidelity Materials Central Fund (b)	4,117	410,295
Fidelity Telecom Services Central Fund (b)	3,717	341,957
Fidelity Utilities Central Fund (b)	5,325	432,639
TOTAL EQUITY CENTRAL FUNDS (Cost $15,091,376)		12,490,131
Fixed-Income Central Funds - 51.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	4,368	367,373
Fidelity High Income Central Fund 1 (b)	14,542	1,179,497
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,546,870
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Tactical Income Central Fund (b)	158,948	14,303,716
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $16,107,426)		15,850,586
Money Market Central Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	848,750	$ 848,750
Fidelity Money Market Central Fund, 0.90% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $2,748,750)		2,748,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $33,947,552)	31,089,467
NET OTHER ASSETS - 0.0%	(13,352)
NET ASSETS - 100%	$ 31,076,115
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,466
Fidelity Consumer Discretionary Central Fund	10,440
Fidelity Consumer Staples Central Fund	19,415
Fidelity Emerging Markets Equity Central Fund	3,783
Fidelity Energy Central Fund	8,685
Fidelity Financials Central Fund	27,912
Fidelity Floating Rate Central Fund	20,468
Fidelity Health Care Central Fund	13,100
Fidelity High Income Central Fund 1	57,423
Fidelity Industrials Central Fund	15,706
Fidelity Information Technology Central Fund	9,199
Fidelity International Equity Central Fund	22,592
Fidelity Materials Central Fund	4,875
Fidelity Money Market Central Fund	4,156
Fidelity Tactical Income Central Fund	400,310
Fidelity Telecom Services Central Fund	3,391
Fidelity Utilities Central Fund	9,410
Total	$ 650,331
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 743,809	$ 293,302	$ 1,063,041	0.2%
Fidelity Consumer Staples Central Fund	693,355	812,592	314,264	1,114,890	0.2%
Fidelity Emerging Markets Equity Central Fund	-	317,465	105,503	319,200	0.2%
Fidelity Energy Central Fund	736,460	1,066,689	340,695	1,305,843	0.3%
Fidelity Financials Central Fund	1,073,867	1,189,866	383,009	1,586,895	0.3%
Fidelity Floating Rate Central Fund	504,178	253,661	387,259	367,373	0.0%
Fidelity Health Care Central Fund	865,513	1,067,904	395,934	1,490,811	0.2%
Fidelity High Income Central Fund 1	316,276	983,667	175,217	1,179,497	0.3%
Fidelity Industrials Central Fund	809,331	833,305	322,125	1,167,288	0.2%
Fidelity Information Technology Central Fund	1,008,502	1,294,591	541,810	2,021,425	0.2%
Fidelity International Equity Central Fund	745,109	594,793	12,221	1,235,847	0.2%
Fidelity Materials Central Fund	245,701	277,053	127,640	410,295	0.2%
Fidelity Tactical Income Central Fund	7,380,508	8,768,124	2,159,394	14,303,716	0.4%
Fidelity Telecom Services Central Fund	202,857	231,666	138,142	341,957	0.2%
Fidelity Utilities Central Fund	247,387	337,826	117,794	432,639	0.3%
Total	$ 15,516,260	$ 18,773,011	$ 5,814,309	$ 28,340,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $33,947,552. Net unrealized depreciation aggregated $2,858,085, of which $800,011 related to appreciated investment securities and $3,658,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2009

1.803291.105

FAA-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,144,954	$ 245,054,787
Fidelity Consumer Staples Central Fund (b)	2,546,836	257,459,622
Fidelity Emerging Markets Equity Central Fund (b)	404,661	57,109,783
Fidelity Energy Central Fund (b)	3,189,838	261,311,569
Fidelity Financials Central Fund (b)	6,981,979	338,905,268
Fidelity Health Care Central Fund (b)	3,665,697	327,713,278
Fidelity Industrials Central Fund (b)	3,386,292	280,554,296
Fidelity Information Technology Central Fund (b)	4,601,252	463,023,970
Fidelity International Equity Central Fund (b)	3,938,378	216,807,683
Fidelity Materials Central Fund (b)	1,040,644	103,700,190
Fidelity Telecom Services Central Fund (b)	990,958	91,158,197
Fidelity Utilities Central Fund (b)	1,111,004	90,269,090
TOTAL EQUITY CENTRAL FUNDS (Cost $3,437,025,492)		2,733,067,733
Fixed-Income Central Funds - 46.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	792,834	66,677,325
Fidelity High Income Central Fund 1 (b)	2,565,294	208,070,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		274,748,281
Investment Grade Fixed-Income Funds - 41.2%
Fidelity Tactical Income Central Fund (b)	24,938,480	2,244,213,841
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,707,587,480)		2,518,962,122
Money Market Central Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	112,220,016	$ 112,220,016
Fidelity Money Market Central Fund, 0.90% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $238,233,458)		238,233,458
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $6,382,846,430)	5,490,263,313
NET OTHER ASSETS - (0.8)%	(45,822,675)
NET ASSETS - 100%	$ 5,444,440,638
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 407,067
Fidelity Consumer Discretionary Central Fund	3,043,956
Fidelity Consumer Staples Central Fund	5,410,919
Fidelity Emerging Markets Equity Central Fund	753,915
Fidelity Energy Central Fund	2,336,553
Fidelity Financials Central Fund	8,177,902
Fidelity Floating Rate Central Fund	6,121,803
Fidelity Health Care Central Fund	3,631,630
Fidelity High Income Central Fund 1	11,798,665
Fidelity Industrials Central Fund	4,591,130
Fidelity Information Technology Central Fund	2,592,896
Fidelity International Equity Central Fund	5,169,363
Fidelity Materials Central Fund	1,400,971
Fidelity Money Market Central Fund	2,512,275
Fidelity Tactical Income Central Fund	84,993,498
Fidelity Telecom Services Central Fund	1,065,459
Fidelity Utilities Central Fund	2,626,100
Total	$ 146,634,102
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 19,945,105	$ 22,139,979	$ 245,054,787	55.1%
Fidelity Consumer Staples Central Fund	295,622,548	21,879,796	23,743,587	257,459,622	54.9%
Fidelity Emerging Markets Equity Central Fund	-	50,022,940	13,436,959	57,109,783	38.4%
Fidelity Energy Central Fund	314,002,263	57,923,264	27,576,169	261,311,569	54.3%
Fidelity Financials Central Fund	457,855,099	36,705,699	31,716,505	338,905,268	54.8%
Fidelity Floating Rate Central Fund	196,167,573	6,150,781	117,264,943	66,677,325	2.5%
Fidelity Health Care Central Fund	369,027,997	27,413,059	29,938,967	327,713,278	54.8%
Fidelity High Income Central Fund 1	122,947,937	85,325,974	2,057,261	208,070,956	46.0%
Fidelity Industrials Central Fund	345,077,478	35,662,359	24,939,658	280,554,296	55.2%
Fidelity Information Technology Central Fund	430,011,894	54,784,586	40,431,788	463,023,970	55.1%
Fidelity International Equity Central Fund	267,067,885	5,431,601	6,450,297	216,807,683	40.4%
Fidelity Materials Central Fund	104,784,844	15,455,754	8,538,634	103,700,190	55.4%
Fidelity Tactical Income Central Fund	2,390,712,422	251,667,833	396,301,534	2,244,213,841	57.5%
Fidelity Telecom Services Central Fund	86,521,154	8,474,413	7,494,280	91,158,197	55.3%
Fidelity Utilities Central Fund	105,514,101	7,739,027	9,072,521	90,269,090	54.3%
Total	$ 5,778,330,123	$ 684,582,191	$ 761,103,082	$ 5,252,029,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,382,846,430. Net unrealized depreciation aggregated $892,583,117, of which $68,145,420 related to appreciated investment securities and $960,728,537 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.102

AAM50-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,144,954	$ 245,054,787
Fidelity Consumer Staples Central Fund (b)	2,546,836	257,459,622
Fidelity Emerging Markets Equity Central Fund (b)	404,661	57,109,783
Fidelity Energy Central Fund (b)	3,189,838	261,311,569
Fidelity Financials Central Fund (b)	6,981,979	338,905,268
Fidelity Health Care Central Fund (b)	3,665,697	327,713,278
Fidelity Industrials Central Fund (b)	3,386,292	280,554,296
Fidelity Information Technology Central Fund (b)	4,601,252	463,023,970
Fidelity International Equity Central Fund (b)	3,938,378	216,807,683
Fidelity Materials Central Fund (b)	1,040,644	103,700,190
Fidelity Telecom Services Central Fund (b)	990,958	91,158,197
Fidelity Utilities Central Fund (b)	1,111,004	90,269,090
TOTAL EQUITY CENTRAL FUNDS (Cost $3,437,025,492)		2,733,067,733
Fixed-Income Central Funds - 46.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	792,834	66,677,325
Fidelity High Income Central Fund 1 (b)	2,565,294	208,070,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		274,748,281
Investment Grade Fixed-Income Funds - 41.2%
Fidelity Tactical Income Central Fund (b)	24,938,480	2,244,213,841
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,707,587,480)		2,518,962,122
Money Market Central Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	112,220,016	$ 112,220,016
Fidelity Money Market Central Fund, 0.90% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $238,233,458)		238,233,458
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $6,382,846,430)	5,490,263,313
NET OTHER ASSETS - (0.8)%	(45,822,675)
NET ASSETS - 100%	$ 5,444,440,638
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 407,067
Fidelity Consumer Discretionary Central Fund	3,043,956
Fidelity Consumer Staples Central Fund	5,410,919
Fidelity Emerging Markets Equity Central Fund	753,915
Fidelity Energy Central Fund	2,336,553
Fidelity Financials Central Fund	8,177,902
Fidelity Floating Rate Central Fund	6,121,803
Fidelity Health Care Central Fund	3,631,630
Fidelity High Income Central Fund 1	11,798,665
Fidelity Industrials Central Fund	4,591,130
Fidelity Information Technology Central Fund	2,592,896
Fidelity International Equity Central Fund	5,169,363
Fidelity Materials Central Fund	1,400,971
Fidelity Money Market Central Fund	2,512,275
Fidelity Tactical Income Central Fund	84,993,498
Fidelity Telecom Services Central Fund	1,065,459
Fidelity Utilities Central Fund	2,626,100
Total	$ 146,634,102
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 19,945,105	$ 22,139,979	$ 245,054,787	55.1%
Fidelity Consumer Staples Central Fund	295,622,548	21,879,796	23,743,587	257,459,622	54.9%
Fidelity Emerging Markets Equity Central Fund	-	50,022,940	13,436,959	57,109,783	38.4%
Fidelity Energy Central Fund	314,002,263	57,923,264	27,576,169	261,311,569	54.3%
Fidelity Financials Central Fund	457,855,099	36,705,699	31,716,505	338,905,268	54.8%
Fidelity Floating Rate Central Fund	196,167,573	6,150,781	117,264,943	66,677,325	2.5%
Fidelity Health Care Central Fund	369,027,997	27,413,059	29,938,967	327,713,278	54.8%
Fidelity High Income Central Fund 1	122,947,937	85,325,974	2,057,261	208,070,956	46.0%
Fidelity Industrials Central Fund	345,077,478	35,662,359	24,939,658	280,554,296	55.2%
Fidelity Information Technology Central Fund	430,011,894	54,784,586	40,431,788	463,023,970	55.1%
Fidelity International Equity Central Fund	267,067,885	5,431,601	6,450,297	216,807,683	40.4%
Fidelity Materials Central Fund	104,784,844	15,455,754	8,538,634	103,700,190	55.4%
Fidelity Tactical Income Central Fund	2,390,712,422	251,667,833	396,301,534	2,244,213,841	57.5%
Fidelity Telecom Services Central Fund	86,521,154	8,474,413	7,494,280	91,158,197	55.3%
Fidelity Utilities Central Fund	105,514,101	7,739,027	9,072,521	90,269,090	54.3%
Total	$ 5,778,330,123	$ 684,582,191	$ 761,103,082	$ 5,252,029,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,382,846,430. Net unrealized depreciation aggregated $892,583,117, of which $68,145,420 related to appreciated investment securities and $960,728,537 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2009

1.849911.101

SAN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	26,958	$ 2,100,562
Fidelity Consumer Staples Central Fund (b)	22,230	2,247,279
Fidelity Emerging Markets Equity Central Fund (b)	6,118	863,395
Fidelity Energy Central Fund (b)	31,333	2,566,823
Fidelity Financials Central Fund (b)	63,912	3,102,267
Fidelity Health Care Central Fund (b)	32,624	2,916,600
Fidelity Industrials Central Fund (b)	27,962	2,316,643
Fidelity Information Technology Central Fund (b)	39,496	3,974,526
Fidelity International Equity Central Fund (b)	62,551	3,443,413
Fidelity Materials Central Fund (b)	8,045	801,709
Fidelity Telecom Services Central Fund (b)	7,588	698,037
Fidelity Utilities Central Fund (b)	10,706	869,830
TOTAL EQUITY CENTRAL FUNDS (Cost $29,857,247)		25,901,084
Fixed-Income Central Funds - 38.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	6,057	509,414
Fidelity High Income Central Fund 1 (b)	20,228	1,640,679
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,150,093
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Tactical Income Central Fund (b)	158,813	14,291,614
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $16,552,343)		16,441,707
Money Market Central Funds - 2.0%

Fidelity Cash Central Fund, 0.40% (a) (Cost $886,469)	886,469	886,469
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,330,059)	43,263,260
NET OTHER ASSETS - 0.0%	(21,104)
NET ASSETS - 100%	$ 43,242,156
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 4,552
Deutsche Bank Securities, Inc.	4,036
ING Financial Markets LLC	1,495
J.P. Morgan Securities, Inc.	20,927
Mizuho Securities USA, Inc.	1,495
Morgan Stanley & Co., Inc.	1,495
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,644
Fidelity Consumer Discretionary Central Fund	17,579
Fidelity Consumer Staples Central Fund	34,058
Fidelity Emerging Markets Equity Central Fund	8,548
Fidelity Energy Central Fund	15,356
Fidelity Financials Central Fund	49,218
Fidelity Floating Rate Central Fund	24,791
Fidelity Health Care Central Fund	21,493
Fidelity High Income Central Fund 1	64,192
Fidelity Industrials Central Fund	27,351
Fidelity Information Technology Central Fund	15,966
Fidelity International Equity Central Fund	65,180
Fidelity Materials Central Fund	8,187
Fidelity Tactical Income Central Fund	343,577
Fidelity Telecom Services Central Fund	5,934
Fidelity Utilities Central Fund	16,453
Total	$ 728,527
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 987,618	$ 326,955	$ 2,100,562	0.5%
Fidelity Consumer Staples Central Fund	1,635,731	1,093,575	351,222	2,247,279	0.5%
Fidelity Emerging Markets Equity Central Fund	-	827,615	183,941	863,395	0.6%
Fidelity Energy Central Fund	1,737,408	1,581,860	366,645	2,566,823	0.5%
Fidelity Financials Central Fund	2,533,356	1,515,602	517,686	3,102,267	0.5%
Fidelity Floating Rate Central Fund	599,148	282,106	375,763	509,414	0.0%
Fidelity Health Care Central Fund	2,041,880	1,411,621	446,779	2,916,600	0.5%
Fidelity High Income Central Fund 1	376,783	1,246,946	50,676	1,640,679	0.4%
Fidelity Industrials Central Fund	1,909,359	1,161,680	463,943	2,316,643	0.5%
Fidelity Information Technology Central Fund	2,379,293	1,780,203	558,442	3,974,526	0.5%
Fidelity International Equity Central Fund	1,762,191	2,332,718	398,256	3,443,413	0.6%
Fidelity Materials Central Fund	579,741	357,207	137,516	801,709	0.4%
Fidelity Tactical Income Central Fund	8,688,176	8,469,524	3,074,939	14,291,614	0.4%
Fidelity Telecom Services Central Fund	478,691	279,658	112,721	698,037	0.4%
Fidelity Utilities Central Fund	583,808	466,262	126,893	869,830	0.5%
Total	$ 26,926,808	$ 23,794,195	$ 7,492,377	$ 42,342,791
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $47,330,059. Net unrealized depreciation aggregated $4,066,799, of which $1,891,897 related to appreciated investment securities and $5,958,696 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.101

ASAN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	26,958	$ 2,100,562
Fidelity Consumer Staples Central Fund (b)	22,230	2,247,279
Fidelity Emerging Markets Equity Central Fund (b)	6,118	863,395
Fidelity Energy Central Fund (b)	31,333	2,566,823
Fidelity Financials Central Fund (b)	63,912	3,102,267
Fidelity Health Care Central Fund (b)	32,624	2,916,600
Fidelity Industrials Central Fund (b)	27,962	2,316,643
Fidelity Information Technology Central Fund (b)	39,496	3,974,526
Fidelity International Equity Central Fund (b)	62,551	3,443,413
Fidelity Materials Central Fund (b)	8,045	801,709
Fidelity Telecom Services Central Fund (b)	7,588	698,037
Fidelity Utilities Central Fund (b)	10,706	869,830
TOTAL EQUITY CENTRAL FUNDS (Cost $29,857,247)		25,901,084
Fixed-Income Central Funds - 38.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	6,057	509,414
Fidelity High Income Central Fund 1 (b)	20,228	1,640,679
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,150,093
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Tactical Income Central Fund (b)	158,813	14,291,614
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $16,552,343)		16,441,707
Money Market Central Funds - 2.0%

Fidelity Cash Central Fund, 0.40% (a) (Cost $886,469)	886,469	886,469
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,330,059)	43,263,260
NET OTHER ASSETS - 0.0%	(21,104)
NET ASSETS - 100%	$ 43,242,156
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 4,552
Deutsche Bank Securities, Inc.	4,036
ING Financial Markets LLC	1,495
J.P. Morgan Securities, Inc.	20,927
Mizuho Securities USA, Inc.	1,495
Morgan Stanley & Co., Inc.	1,495
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,644
Fidelity Consumer Discretionary Central Fund	17,579
Fidelity Consumer Staples Central Fund	34,058
Fidelity Emerging Markets Equity Central Fund	8,548
Fidelity Energy Central Fund	15,356
Fidelity Financials Central Fund	49,218
Fidelity Floating Rate Central Fund	24,791
Fidelity Health Care Central Fund	21,493
Fidelity High Income Central Fund 1	64,192
Fidelity Industrials Central Fund	27,351
Fidelity Information Technology Central Fund	15,966
Fidelity International Equity Central Fund	65,180
Fidelity Materials Central Fund	8,187
Fidelity Tactical Income Central Fund	343,577
Fidelity Telecom Services Central Fund	5,934
Fidelity Utilities Central Fund	16,453
Total	$ 728,527
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 987,618	$ 326,955	$ 2,100,562	0.5%
Fidelity Consumer Staples Central Fund	1,635,731	1,093,575	351,222	2,247,279	0.5%
Fidelity Emerging Markets Equity Central Fund	-	827,615	183,941	863,395	0.6%
Fidelity Energy Central Fund	1,737,408	1,581,860	366,645	2,566,823	0.5%
Fidelity Financials Central Fund	2,533,356	1,515,602	517,686	3,102,267	0.5%
Fidelity Floating Rate Central Fund	599,148	282,106	375,763	509,414	0.0%
Fidelity Health Care Central Fund	2,041,880	1,411,621	446,779	2,916,600	0.5%
Fidelity High Income Central Fund 1	376,783	1,246,946	50,676	1,640,679	0.4%
Fidelity Industrials Central Fund	1,909,359	1,161,680	463,943	2,316,643	0.5%
Fidelity Information Technology Central Fund	2,379,293	1,780,203	558,442	3,974,526	0.5%
Fidelity International Equity Central Fund	1,762,191	2,332,718	398,256	3,443,413	0.6%
Fidelity Materials Central Fund	579,741	357,207	137,516	801,709	0.4%
Fidelity Tactical Income Central Fund	8,688,176	8,469,524	3,074,939	14,291,614	0.4%
Fidelity Telecom Services Central Fund	478,691	279,658	112,721	698,037	0.4%
Fidelity Utilities Central Fund	583,808	466,262	126,893	869,830	0.5%
Total	$ 26,926,808	$ 23,794,195	$ 7,492,377	$ 42,342,791
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $47,330,059. Net unrealized depreciation aggregated $4,066,799, of which $1,891,897 related to appreciated investment securities and $5,958,696 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2009

1.818368.104

AMG-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,612,291	$ 125,629,747
Fidelity Consumer Staples Central Fund (b)	1,308,043	132,230,084
Fidelity Emerging Markets Equity Central Fund (b)	308,099	43,482,030
Fidelity Energy Central Fund (b)	1,646,735	134,900,571
Fidelity Financials Central Fund (b)	3,594,694	174,486,464
Fidelity Health Care Central Fund (b)	1,884,276	168,454,290
Fidelity Industrials Central Fund (b)	1,733,541	143,623,897
Fidelity Information Technology Central Fund (b)	2,363,146	237,803,363
Fidelity International Equity Central Fund (b)	3,161,679	174,050,449
Fidelity Materials Central Fund (b)	530,681	52,882,347
Fidelity Telecom Services Central Fund (b)	505,730	46,522,081
Fidelity Utilities Central Fund (b)	573,689	46,612,254
TOTAL EQUITY CENTRAL FUNDS (Cost $2,001,762,056)		1,480,677,577
Fixed-Income Central Funds - 28.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	312,819	26,308,046
Fidelity High Income Central Fund 1 (b)	976,325	79,189,725
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,497,771
Investment Grade Fixed-Income Funds - 23.8%
Fidelity Tactical Income Central Fund (b)	5,592,335	503,254,214
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $658,379,007)		608,751,985
Money Market Central Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	26,107,145	$ 26,107,145
Fidelity Money Market Central Fund, 0.90% (a)	12,056,119	12,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $38,163,264)		38,163,264
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,698,304,327)	2,127,592,826
NET OTHER ASSETS - (0.6)%	(11,000,592)
NET ASSETS - 100%	$ 2,116,592,234
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,790
Fidelity Consumer Discretionary Central Fund	1,551,248
Fidelity Consumer Staples Central Fund	2,759,845
Fidelity Emerging Markets Equity Central Fund	344,181
Fidelity Energy Central Fund	1,198,817
Fidelity Financials Central Fund	4,168,469
Fidelity Floating Rate Central Fund	2,429,065
Fidelity Health Care Central Fund	1,860,922
Fidelity High Income Central Fund 1	4,374,203
Fidelity Industrials Central Fund	2,357,539
Fidelity Information Technology Central Fund	1,325,773
Fidelity International Equity Central Fund	4,231,916
Fidelity Materials Central Fund	715,953
Fidelity Money Market Central Fund	56,444
Fidelity Tactical Income Central Fund	18,101,041
Fidelity Telecom Services Central Fund	545,698
Fidelity Utilities Central Fund	1,346,731
Total	$ 47,551,635
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 2,660,472	$ 9,985,396	$ 125,629,747	28.2%
Fidelity Consumer Staples Central Fund	159,972,498	3,052,580	10,944,923	132,230,084	28.2%
Fidelity Emerging Markets Equity Central Fund	-	36,316,545	112,286	43,482,030	29.2%
Fidelity Energy Central Fund	169,988,020	22,828,030	11,897,943	134,900,571	28.0%
Fidelity Financials Central Fund	247,762,683	7,314,064	13,540,976	174,486,464	28.2%
Fidelity Floating Rate Central Fund	79,120,080	5,117,537	49,898,347	26,308,046	1.0%
Fidelity Health Care Central Fund	199,695,136	4,136,080	13,886,422	168,454,290	28.1%
Fidelity High Income Central Fund 1	49,300,279	29,782,041	429,591	79,189,725	17.5%
Fidelity Industrials Central Fund	186,734,449	9,745,597	11,239,312	143,623,897	28.3%
Fidelity Information Technology Central Fund	232,695,598	17,054,866	17,912,029	237,803,363	28.3%
Fidelity International Equity Central Fund	213,497,810	5,497,610	7,094,164	174,050,449	32.5%
Fidelity Materials Central Fund	56,702,977	5,352,027	3,953,466	52,882,347	28.2%
Fidelity Tactical Income Central Fund	500,674,871	76,958,623	73,868,954	503,254,214	12.9%
Fidelity Telecom Services Central Fund	46,819,800	2,055,372	3,586,123	46,522,081	28.2%
Fidelity Utilities Central Fund	57,097,620	1,595,462	4,458,843	46,612,254	28.0%
Total	$ 2,358,624,392	$ 229,466,906	$ 232,808,775	$ 2,089,429,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,698,304,327. Net unrealized depreciation aggregated $570,711,501, of which $18,478,828 related to appreciated investment securities and $589,190,329 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity Asset Manager® 70%

1.873072.100

AAM70-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,612,291	$ 125,629,747
Fidelity Consumer Staples Central Fund (b)	1,308,043	132,230,084
Fidelity Emerging Markets Equity Central Fund (b)	308,099	43,482,030
Fidelity Energy Central Fund (b)	1,646,735	134,900,571
Fidelity Financials Central Fund (b)	3,594,694	174,486,464
Fidelity Health Care Central Fund (b)	1,884,276	168,454,290
Fidelity Industrials Central Fund (b)	1,733,541	143,623,897
Fidelity Information Technology Central Fund (b)	2,363,146	237,803,363
Fidelity International Equity Central Fund (b)	3,161,679	174,050,449
Fidelity Materials Central Fund (b)	530,681	52,882,347
Fidelity Telecom Services Central Fund (b)	505,730	46,522,081
Fidelity Utilities Central Fund (b)	573,689	46,612,254
TOTAL EQUITY CENTRAL FUNDS (Cost $2,001,762,056)		1,480,677,577
Fixed-Income Central Funds - 28.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	312,819	26,308,046
Fidelity High Income Central Fund 1 (b)	976,325	79,189,725
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,497,771
Investment Grade Fixed-Income Funds - 23.8%
Fidelity Tactical Income Central Fund (b)	5,592,335	503,254,214
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $658,379,007)		608,751,985
Money Market Central Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (a)	26,107,145	$ 26,107,145
Fidelity Money Market Central Fund, 0.90% (a)	12,056,119	12,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $38,163,264)		38,163,264
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,698,304,327)	2,127,592,826
NET OTHER ASSETS - (0.6)%	(11,000,592)
NET ASSETS - 100%	$ 2,116,592,234
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,790
Fidelity Consumer Discretionary Central Fund	1,551,248
Fidelity Consumer Staples Central Fund	2,759,845
Fidelity Emerging Markets Equity Central Fund	344,181
Fidelity Energy Central Fund	1,198,817
Fidelity Financials Central Fund	4,168,469
Fidelity Floating Rate Central Fund	2,429,065
Fidelity Health Care Central Fund	1,860,922
Fidelity High Income Central Fund 1	4,374,203
Fidelity Industrials Central Fund	2,357,539
Fidelity Information Technology Central Fund	1,325,773
Fidelity International Equity Central Fund	4,231,916
Fidelity Materials Central Fund	715,953
Fidelity Money Market Central Fund	56,444
Fidelity Tactical Income Central Fund	18,101,041
Fidelity Telecom Services Central Fund	545,698
Fidelity Utilities Central Fund	1,346,731
Total	$ 47,551,635
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 2,660,472	$ 9,985,396	$ 125,629,747	28.2%
Fidelity Consumer Staples Central Fund	159,972,498	3,052,580	10,944,923	132,230,084	28.2%
Fidelity Emerging Markets Equity Central Fund	-	36,316,545	112,286	43,482,030	29.2%
Fidelity Energy Central Fund	169,988,020	22,828,030	11,897,943	134,900,571	28.0%
Fidelity Financials Central Fund	247,762,683	7,314,064	13,540,976	174,486,464	28.2%
Fidelity Floating Rate Central Fund	79,120,080	5,117,537	49,898,347	26,308,046	1.0%
Fidelity Health Care Central Fund	199,695,136	4,136,080	13,886,422	168,454,290	28.1%
Fidelity High Income Central Fund 1	49,300,279	29,782,041	429,591	79,189,725	17.5%
Fidelity Industrials Central Fund	186,734,449	9,745,597	11,239,312	143,623,897	28.3%
Fidelity Information Technology Central Fund	232,695,598	17,054,866	17,912,029	237,803,363	28.3%
Fidelity International Equity Central Fund	213,497,810	5,497,610	7,094,164	174,050,449	32.5%
Fidelity Materials Central Fund	56,702,977	5,352,027	3,953,466	52,882,347	28.2%
Fidelity Tactical Income Central Fund	500,674,871	76,958,623	73,868,954	503,254,214	12.9%
Fidelity Telecom Services Central Fund	46,819,800	2,055,372	3,586,123	46,522,081	28.2%
Fidelity Utilities Central Fund	57,097,620	1,595,462	4,458,843	46,612,254	28.0%
Total	$ 2,358,624,392	$ 229,466,906	$ 232,808,775	$ 2,089,429,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,698,304,327. Net unrealized depreciation aggregated $570,711,501, of which $18,478,828 related to appreciated investment securities and $589,190,329 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2009

1.803292.105

AGG-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	399,683	$ 31,143,292
Fidelity Consumer Staples Central Fund (b)	329,815	33,340,979
Fidelity Emerging Markets Equity Central Fund (b)	98,263	13,867,836
Fidelity Energy Central Fund (b)	439,095	35,970,668
Fidelity Financials Central Fund (b)	917,710	44,545,623
Fidelity Health Care Central Fund (b)	490,982	43,893,748
Fidelity Industrials Central Fund (b)	414,867	34,371,734
Fidelity Information Technology Central Fund (b)	577,229	58,086,554
Fidelity International Equity Central Fund (b)	995,185	54,784,946
Fidelity Materials Central Fund (b)	125,680	12,524,030
Fidelity Telecom Services Central Fund (b)	120,017	11,040,374
Fidelity Utilities Central Fund (b)	155,600	12,642,475
TOTAL EQUITY CENTRAL FUNDS (Cost $504,373,208)		386,212,259
Fixed-Income Central Funds - 14.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity High Income Central Fund 1 (b) (Cost $25,548,174)	317,301	25,736,261
Investment Grade Fixed-Income Funds - 8.7%
Fidelity Tactical Income Central Fund (b) (Cost $40,870,213)	438,895	39,496,145
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $66,418,387)		65,232,406
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.40% (a) (Cost $4,504,541)	4,504,541	4,504,541
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $575,330,136)	455,983,206
NET OTHER ASSETS - 0.0%	(208,207)
NET ASSETS - 100%	$ 455,774,999
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 4,552
Deutsche Bank Securities, Inc.	4,036
ING Financial Markets LLC	1,495
J.P. Morgan Securities, Inc.	20,927
Mizuho Securities USA, Inc.	1,495
Morgan Stanley & Co., Inc.	1,495
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,157
Fidelity Consumer Discretionary Central Fund	338,453
Fidelity Consumer Staples Central Fund	614,551
Fidelity Emerging Markets Equity Central Fund	105,642
Fidelity Energy Central Fund	275,538
Fidelity Financials Central Fund	925,198
Fidelity Health Care Central Fund	411,407
Fidelity High Income Central Fund 1	1,445,137
Fidelity Industrials Central Fund	513,924
Fidelity Information Technology Central Fund	291,603
Fidelity International Equity Central Fund	1,265,735
Fidelity Materials Central Fund	155,532
Fidelity Tactical Income Central Fund	1,128,720
Fidelity Telecom Services Central Fund	118,511
Fidelity Utilities Central Fund	306,530
Total	$ 7,969,638
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 5,212,271	$ 1,227,834	$ 31,143,292	7.0%
Fidelity Consumer Staples Central Fund	32,650,885	6,094,044	1,353,200	33,340,979	7.1%
Fidelity Emerging Markets Equity Central Fund	-	11,869,836	5,836	13,867,836	9.3%
Fidelity Energy Central Fund	34,680,962	12,346,513	1,351,801	35,970,668	7.5%
Fidelity Financials Central Fund	50,569,247	9,417,937	1,644,222	44,545,623	7.2%
Fidelity Health Care Central Fund	40,758,469	8,912,109	1,718,490	43,893,748	7.3%
Fidelity High Income Central Fund 1	5,470,107	19,154,542	78,201	25,736,261	5.7%
Fidelity Industrials Central Fund	38,113,161	6,198,650	1,362,906	34,371,734	6.8%
Fidelity Information Technology Central Fund	47,494,035	10,439,039	2,010,882	58,086,554	6.9%
Fidelity International Equity Central Fund	59,185,813	5,733,918	670,855	54,784,946	10.2%
Fidelity Materials Central Fund	11,573,244	2,402,307	459,853	12,524,030	6.7%
Fidelity Tactical Income Central Fund	36,391,037	14,330,554	11,564,819	39,496,145	1.0%
Fidelity Telecom Services Central Fund	9,556,098	1,530,354	419,174	11,040,374	6.7%
Fidelity Utilities Central Fund	11,653,791	2,926,667	485,850	12,642,475	7.6%
Total	$ 410,460,020	$ 116,568,741	$ 24,353,923	$ 451,444,665
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $575,330,136. Net unrealized depreciation aggregated $119,346,930, of which $8,160,951 related to appreciated investment securities and $127,507,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.85190.102

AAM85-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	399,683	$ 31,143,292
Fidelity Consumer Staples Central Fund (b)	329,815	33,340,979
Fidelity Emerging Markets Equity Central Fund (b)	98,263	13,867,836
Fidelity Energy Central Fund (b)	439,095	35,970,668
Fidelity Financials Central Fund (b)	917,710	44,545,623
Fidelity Health Care Central Fund (b)	490,982	43,893,748
Fidelity Industrials Central Fund (b)	414,867	34,371,734
Fidelity Information Technology Central Fund (b)	577,229	58,086,554
Fidelity International Equity Central Fund (b)	995,185	54,784,946
Fidelity Materials Central Fund (b)	125,680	12,524,030
Fidelity Telecom Services Central Fund (b)	120,017	11,040,374
Fidelity Utilities Central Fund (b)	155,600	12,642,475
TOTAL EQUITY CENTRAL FUNDS (Cost $504,373,208)		386,212,259
Fixed-Income Central Funds - 14.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity High Income Central Fund 1 (b) (Cost $25,548,174)	317,301	25,736,261
Investment Grade Fixed-Income Funds - 8.7%
Fidelity Tactical Income Central Fund (b) (Cost $40,870,213)	438,895	39,496,145
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $66,418,387)		65,232,406
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.40% (a) (Cost $4,504,541)	4,504,541	4,504,541
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $575,330,136)	455,983,206
NET OTHER ASSETS - 0.0%	(208,207)
NET ASSETS - 100%	$ 455,774,999
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 4,552
Deutsche Bank Securities, Inc.	4,036
ING Financial Markets LLC	1,495
J.P. Morgan Securities, Inc.	20,927
Mizuho Securities USA, Inc.	1,495
Morgan Stanley & Co., Inc.	1,495
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,157
Fidelity Consumer Discretionary Central Fund	338,453
Fidelity Consumer Staples Central Fund	614,551
Fidelity Emerging Markets Equity Central Fund	105,642
Fidelity Energy Central Fund	275,538
Fidelity Financials Central Fund	925,198
Fidelity Health Care Central Fund	411,407
Fidelity High Income Central Fund 1	1,445,137
Fidelity Industrials Central Fund	513,924
Fidelity Information Technology Central Fund	291,603
Fidelity International Equity Central Fund	1,265,735
Fidelity Materials Central Fund	155,532
Fidelity Tactical Income Central Fund	1,128,720
Fidelity Telecom Services Central Fund	118,511
Fidelity Utilities Central Fund	306,530
Total	$ 7,969,638
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 5,212,271	$ 1,227,834	$ 31,143,292	7.0%
Fidelity Consumer Staples Central Fund	32,650,885	6,094,044	1,353,200	33,340,979	7.1%
Fidelity Emerging Markets Equity Central Fund	-	11,869,836	5,836	13,867,836	9.3%
Fidelity Energy Central Fund	34,680,962	12,346,513	1,351,801	35,970,668	7.5%
Fidelity Financials Central Fund	50,569,247	9,417,937	1,644,222	44,545,623	7.2%
Fidelity Health Care Central Fund	40,758,469	8,912,109	1,718,490	43,893,748	7.3%
Fidelity High Income Central Fund 1	5,470,107	19,154,542	78,201	25,736,261	5.7%
Fidelity Industrials Central Fund	38,113,161	6,198,650	1,362,906	34,371,734	6.8%
Fidelity Information Technology Central Fund	47,494,035	10,439,039	2,010,882	58,086,554	6.9%
Fidelity International Equity Central Fund	59,185,813	5,733,918	670,855	54,784,946	10.2%
Fidelity Materials Central Fund	11,573,244	2,402,307	459,853	12,524,030	6.7%
Fidelity Tactical Income Central Fund	36,391,037	14,330,554	11,564,819	39,496,145	1.0%
Fidelity Telecom Services Central Fund	9,556,098	1,530,354	419,174	11,040,374	6.7%
Fidelity Utilities Central Fund	11,653,791	2,926,667	485,850	12,642,475	7.6%
Total	$ 410,460,020	$ 116,568,741	$ 24,353,923	$ 451,444,665
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $575,330,136. Net unrealized depreciation aggregated $119,346,930, of which $8,160,951 related to appreciated investment securities and $127,507,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Broad Market
Opportunities Fund
(formerly Fidelity Broad
Market Opportunities Fund)

June 30, 2009

1.831313.101

BMO-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,730	$ 290,676
Fidelity Consumer Staples Central Fund (a)	3,052	308,562
Fidelity Energy Central Fund (a)	3,959	324,311
Fidelity Financials Central Fund (a)	8,314	403,539
Fidelity Health Care Central Fund (a)	4,310	385,311
Fidelity Industrials Central Fund (a)	3,689	305,665
Fidelity Information Technology Central Fund (a)	5,160	519,284
Fidelity Materials Central Fund (a)	1,036	103,285
Fidelity Telecom Services Central Fund (a)	1,005	92,485
Fidelity Utilities Central Fund (a)	1,445	117,366
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,967,747)		2,850,484
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $19,000)	$ 19,000	19,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,986,747)		2,869,484
NET OTHER ASSETS - (0.7)%		(18,024)
NET ASSETS - 100%		$ 2,851,460
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 2,544
Deutsche Bank Securities, Inc.	2,255
ING Financial Markets LLC	835
J.P. Morgan Securities, Inc.	11,696
Mizuho Securities USA, Inc.	835
Morgan Stanley & Co., Inc.	835
$ 19,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 3,386
Fidelity Consumer Staples Central Fund	6,670
Fidelity Energy Central Fund	3,252
Fidelity Financials Central Fund	9,883
Fidelity Health Care Central Fund	4,705
Fidelity Industrials Central Fund	5,347
Fidelity Information Technology Central Fund	3,290
Fidelity Materials Central Fund	1,588
Fidelity Telecom Services Central Fund	1,409
Fidelity Utilities Central Fund	3,435
Total	$ 42,965
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 397,265	$ 136,362	$ 168,334	$ 290,676	0.1%
Fidelity Consumer Staples Central Fund	440,860	165,589	233,359	308,562	0.1%
Fidelity Energy Central Fund	496,317	207,460	247,227	324,311	0.1%
Fidelity Financials Central Fund	711,636	213,420	326,337	403,539	0.1%
Fidelity Health Care Central Fund	550,440	177,633	271,331	385,311	0.1%
Fidelity Industrials Central Fund	487,278	132,078	190,232	305,665	0.1%
Fidelity Information Technology Central Fund	636,167	215,748	319,043	519,284	0.1%
Fidelity Materials Central Fund	153,938	38,153	65,901	103,285	0.1%
Fidelity Telecom Services Central Fund	114,302	53,376	76,752	92,485	0.1%
Fidelity Utilities Central Fund	157,597	63,997	81,821	117,366	0.1%
Total	$ 4,145,800	$ 1,403,816	$ 1,980,337	$ 2,850,484
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,197,879. Net unrealized depreciation aggregated $1,328,395, of which $953 related to appreciated investment securities and $1,329,348 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009